Long-term Payables Other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - Gross amount [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 2,476,738	₩ 1,710,255
Less than 1 year [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	425,349
1 - 3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	850,699
3 - 5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	444,480
More than 5 years [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 756,210